Financial Instruments and Risk Management - Schedule of Assets and Liability (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Assets And Liability [Abstract]
Gross amount	$ (1,395)	$ (417)
Amount offset	1,147
Risk management contracts – liability	$ (248)	$ (417)